Offsetting of financial assets and liabilities	12 Months Ended
Dec. 31, 2014
Offsetting [Abstract]
Offsetting Of Financial Assets And Liabilities [Text Block]
23.          Offsetting of financial assets and liabilities

In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standards agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.

The following tables summarize financial assets and liabilities that have been offset in the consolidated balance sheet or are subject to master netting agreements:

a)	Derivative financial instruments - assets

December 31, 2014
Gross amounts not offset in the
			Net amount	consolidated balance sheet
		Gross amounts	of assets
		offset in the	presented in the		Cash
	Gross amounts	consolidated	consolidated	Financial	collateral	Net
Description	of assets	balance sheet	balance sheet	instruments	received	amount
Derivatives financial instruments	12,324	-	12,324	-	-	12,324

December 31, 2013
Gross amounts not offset in the
			Net amount	consolidated balance sheet
		Gross amounts	of assets
		offset in the	presented in the		Cash
	Gross amounts	consolidated	consolidated	Financial	collateral	Net
Description	of assets	balance sheet	balance sheet	instruments	received	amount
Derivatives financial instruments	15,217	-	15,217	-	(1,050)	14,167

The following table presents the reconciliation of assets that have been offset or are subject to master netting agreements to individual line items in the consolidated balance sheet as of December 31, 2014 and 2013:

	2014			2013
			Net amount			Net amount
		Gross amounts	of assets		Gross amounts	of assets
		offset in the	presented in the		offset in the	presented in the
	Gross amounts	consolidated	consolidated	Gross amounts	consolidated	consolidated
Description	of assets	balance sheet	balance sheet	of assets	balance sheet	balance sheet
Derivatives financial instruments:
Derivative financial instruments used for hedging – receivable	12,324	-	12,324	15,217	-	15,217
Total derivative financial instruments	12,324	-	12,324	15,217	-	15,217

b)	Financial liabilities and derivative financial instruments - liabilities

December 31, 2014
				Gross amounts not offset in the
			Net amount	consolidated balance sheet
		Gross amounts	of liabilities
		offset in the	presented in the		Cash
	Gross amounts	consolidated	consolidated	Financial	collateral	Net
Description	of liabilities	balance sheet	balance sheet	instruments	received	amount
Securities sold under repurchase agreements	300,519	-	300,519	(294,054)	(6,465)	-
Derivatives financial instruments	40,339	-	40,339	-	(29,183)	11,156
Total	340,858	-	340,858	(294,054)	(35,648)	11,156

December 31, 2013
				Gross amounts not offset in the
			Net amount	consolidated balance sheet
		Gross amounts	of liabilities
		offset in the	presented in the		Cash
	Gross amounts	consolidated	consolidated	Financial	collateral	Net
Description	of liabilities	balance sheet	balance sheet	instruments	received	amount
Securities sold under repurchase agreements	286,162	-	286,162	(285,471)	(691)	-
Derivatives financial instruments	8,644	-	8,644	-	(5,340)	3,304
Total	294,806	-	294,806	(285,471)	(6,031)	3,304

The following table presents the reconciliation of liabilities that have been offset or are subject to master netting agreements to individual line items in the consolidatedbalance sheet as of December 31, 2014 and 2013:

	2014			2013
			Net amount			Net amount
		Gross amounts	of liabillities		Gross amounts	of liabilities
		offset in the	presented in the		offset in the	presented in the
	Gross amounts	consolidated	consolidated	Gross amounts	consolidated	consolidated
Description	of liabilities	balance sheet	balance sheet	of assets	balance sheet	balance sheet
Securities sold under repurchase agreements	300,519	-	300,519	286,162	-	286,162
Derivatives financial instruments:
Trading liabilities	52	-	52	72	-	72
Derivative financial instruments used for hedging – payabale	40,287	-	40,287	8,572	-	8,572
Total derivative financial instruments	40,339	-	40,339	8,644	-	8,644